Organization and principle activities (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Beijing Xiaoju Science and Technology Co., Ltd.
Organization and principle activities
Percentage of direct/indirect economic interest in VIEs	100.00%	100.00%
DiDi Chuxing Science and Technology Co., Ltd. ("DiDi Chuxing")
Organization and principle activities
Percentage of direct/indirect economic interest in VIEs	100.00%	100.00%
Beijing DiDi Chuxing Technology Co., Ltd.
Organization and principle activities
Percentage of direct/indirect economic interest in VIEs	100.00%	100.00%
Chengzi (Shanghai) Internet Technology Co., Ltd.
Organization and principle activities
Percentage of direct/indirect economic interest in VIEs	100.00%	100.00%
Marvelous Yarra Limited
Organization and principle activities
Percentage of direct/indirect economic interest	100.00%	100.00%
Holly Universal Limited
Organization and principle activities
Percentage of direct/indirect economic interest	100.00%	100.00%
Didi (HK) Science and Technology Limited
Organization and principle activities
Percentage of direct/indirect economic interest	100.00%	100.00%
Xiaoju Science and Technology (Hong Kong) Limited
Organization and principle activities
Percentage of direct/indirect economic interest	100.00%	100.00%
Beijing DiDi Infinity Technology and Development Co., Ltd. ("Beijing DiDi")
Organization and principle activities
Percentage of direct/indirect economic interest	100.00%	100.00%